TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 05, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Statutory tax rate		23.00%	24.00%	25.00%
Corporate statutory tax rate on 2018		23.00%
Duration of tax benefits limitation, option one minimum		2 years
Uniform tax rate					16.00%
Withholding tax		20.00%
Tax rate for preferred enterprises		16.00%
Undistributed earnings		$ 3,134
Unrecognized deferred tax liability		398
Unrecognized tax benefits, accrued penalties and interest		193	$ 107
Penalties and interest expense		$ 86	$ 197
Additional period		12 years
Approved Enterprise [Member]
Tax Credit Carryforward [Line Items]
Percentage of accrued devidend distributed from taxable income		15.00%
Benefitted Enterprise [Member]
Tax Credit Carryforward [Line Items]
Percentage of accrued devidend distributed from taxable income		15.00%
Minimum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits		10.00%
Distribution of dividends from the above mentioned tax exempt income		10.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits		25.00%
Distribution of dividends from the above mentioned tax exempt income		25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate for next fiscal year	7.50%
Uniform tax rate					9.00%	7.00%
TCJA [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate			21.00%
TCJA [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate			35.00%
Special technological preferred enterprise [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property		6.00%
Technological preferred enterprise[Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate		4.00%
Tax rate derving from intellectual property		12.00%
Technological preferred enterprise[Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property		7.50%